Consolidated Statements of Changes in Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Non- Controlling Interest
Beginning balance at Dec. 31, 2009	$ 5,341	$ 6	$ 8,457	$ (2,070)	$ (1,113)	$ 61
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contributions (to) from parent	(192)		(192)			0
Dividends declared	1				1
Cumulative effect of accounting changes, net of DAC and tax	26			175	(149)
Change in noncontrolling interest ownership	(69)					(69)
Net income (loss)	707				699	8
Total other comprehensive income	1,573			1,573
Ending balance at Dec. 31, 2010	7,387	6	8,265	(322)	(562)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contributions (to) from parent	6		6
Dividends declared	(1)				(1)
Net income (loss)	244				244	0
Total other comprehensive income	1,275			1,275
Ending balance at Dec. 31, 2011	8,911	6	8,271	953	(319)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contributions (to) from parent	(116)		(116)
Dividends declared	0				0
Change in noncontrolling interest ownership	(2)					(2)
Net income (loss)	556				554	2
Total other comprehensive income	1,034			1,034
Ending balance at Dec. 31, 2012	$ 10,383	$ 6	$ 8,155	$ 1,987	$ 235	$ 0